Note 1 - Description of Business and Significant Accounting Policies - Information About Deposit-type Contracts (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period	$ 3,398,170	$ 1,573,988	$ 1,573,988	$ 686,316
Receipts on deposit-type contracts	579,215	441,382	1,989,833	910,817
Interest credited	16,597	14,244	80,452	31,478
Withdrawals on deposit-type contracts	(137,761)	$ (74,577)	(246,103)	(54,623)
Balance at end of period	$ 3,856,221		$ 3,398,170	$ 1,573,988